Reconciliation of Basic and Diluted Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended				12 Months Ended
		Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Numerator for basic income (loss) per share:
Net income from continuing operations		$ (30,608)	$ 80,262	$ (27,203)	$ (7,751)	$ 22,023	$ 14,700	$ 32,872
Inducement fee paid upon conversion of Series J preferred stock							(3,657)
Preferred stock dividends								(15,767)
Preferred stock dividends paid in shares							(1,783)
Accretion of dividends on preferred stock							(4,204)	(7,339)
Less allocation of dividends to participating securities						(576)	(1,219)
Less allocation of undistributed earnings to participating securities								(535)
Net income from continuing operations available to common shareholders						21,447	3,837	9,231
Net income (loss) from discontinued operations available to common shareholders				(12,023)	(27,123)		(39,146)	3,724
Less allocation of undistributed earnings to participating securities								(204)
Net income (loss) from discontinued operations available to common shareholders							(39,146)	3,520
Net income (loss) available to common shareholders						21,447	(35,309)	12,751
Numerator for diluted income (loss) per share:
Net income from continuing operations available to common shareholders						21,447	3,837	9,231
Net income (loss) from discontinued operations available to common shareholders				$ (12,023)	$ (27,123)		(39,146)	3,724
Net income from continuing operations available to common shareholders						21,447	3,837	9,232
Net income (loss) available to common shareholders						$ 21,447	(35,309)	12,752
Net income (loss) from discontinued operations available to common shareholders							$ (39,146)	$ 3,520
Denominator for basic income (loss) per share:
Basic weighted average common shares						72,188	72,410	60,842
Denominator for diluted income (loss) per share:
Basic weighted average shares						72,188	72,410	60,842
Preferred shares	[1]					0	0	0
Average dilutive options						63	118	86
Average dilutive non-participating securities						77	14
Diluted weighted average common shares						72,328	72,542	60,928
Basic income (loss) per common share:
Income from continuing operations		$ (0.42)	$ 1.04	$ (0.36)	$ (0.27)	$ 0.30	$ 0.05	$ 0.15
Income (loss) from discontinued operations				(0.16)	(0.41)		(0.54)	0.06
Basic income (loss) per common share						0.30	(0.49)	0.21
Diluted income (loss) per common share:
Income from continuing operations		$ (0.42)	$ 1.04	(0.36)	(0.27)	0.30	0.05	0.15
Income (loss) from discontinued operations				$ (0.16)	$ (0.41)		(0.54)	0.06
Diluted income (loss) per common share						$ 0.30	$ (0.49)	$ 0.21
Continuing Operations
Numerator for diluted income (loss) per share:
Preferred stock dividends	[1]					$ 0	$ 0	$ 0
Accretion of dividends on preferred stock	[1]					$ 0	0	0
Allocation of undistributed earnings to participating securities								535
Less diluted allocation of undistributed earnings to participating securities								(534)
Discontinued Operations
Numerator for basic income (loss) per share:
Net income (loss) from discontinued operations available to common shareholders							(39,146)	3,520
Net income (loss) from discontinued operations available to common shareholders							(39,146)	3,520
Numerator for diluted income (loss) per share:
Allocation of undistributed earnings to participating securities								204
Less diluted allocation of undistributed earnings to participating securities								(204)
Net income (loss) from discontinued operations available to common shareholders							(39,146)	3,520
Net income (loss) from discontinued operations available to common shareholders							$ (39,146)	$ 3,520

[1]	Although the Company was in a net income position during fiscal 2016 and fiscal 2015, the dilutive effect of the Company's convertible preferred shares was excluded from the calculation of income per share using the two-class method because the effect would be antidilutive.